OPERATING LEASES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Operating lease right-of-use assets
In Thousands of US Dollars
Operation lease right-of-use asset
Balances as of January 1, 2020	$136
Renewed office lease	533
Accumulated amortization	(247)
Balances as of December 31, 2020	$422

In Thousands of US Dollars
Operation lease right-of-use asset
Balances as of January 1, 2019	$393
Accumulated amortization	(247)
Other	(4)
Balances as of December 31, 2019	$136

Summary of operating lease liability
In Thousands of US Dollars
Total
Balances as of January 1, 2020	$147
Renewed office lease	533
Repayments of lease liability	(265)
Other	11
Balances as of December 31, 2020	$426
Lease liability due within one year	$58
Lease liability long term	$368

Summary of lease liability
In Thousands of US Dollars
Total
Balances as of January 1, 2019	$405
Repayments of lease liability	(277)
Other	19
Balances as of December 31, 2019	$147
Lease liability due within one year	$144
Lease liability long term	$3